Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other receivables
Schedule of trade and other receivables
	June 30, 2021	June 30, 2020
Sale, leases and services receivables	4,593	57,756
Less: Allowance for doubtful accounts	(851)	(5,610)
Total trade receivables	3,742	52,146
Prepaid expenses	805	20,271
Borrowings, deposits and others	3,669	15,064
Advances to suppliers	950	1,516
Tax receivables	1,166	1,208
Others	990	322
Total other receivables	7,580	38,381
Total trade and other receivables	11,322	90,527
Non-current	2,847	34,738
Current	8,475	55,789
Total	11,322	90,527

Schedule of allowance for doubtful accounts
	June 30, 2021	June 30, 2020
Beginning of the year	5,610	3,985
Additions (i)	755	1,544
Recovery (i)	(229)	(164)
Currency translation adjustment	(276)	1,597
Deconsolidation	(4,643)	(30)
Receivables written off during the year as uncollectable	(28)	(1,077)
Transfer to assets held for sale	-	(30)
Incorporation by business combination	-	27
Inflation adjustment	(338)	(242)
End of the year	851	5,610

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Past due							Additions / (reversals) for
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation	doubtful accounts
Leases and services	338	247	657	2,313	835	4,390	95.58%	(194)
Consumer financing	-	-	-	-	16	16	0.35%	-
Sale of properties and developments	-	-	-	187	-	187	4.07%	-
Total as of June 30, 2021	338	247	657	2,500	851	4,593	100.00%	(194)

Leases and services	584	84	131	3,482	1,044	5,325	9.22%	(128)
Consumer financing	-	-	-	-	24	24	0.04%	14
Sale of properties and developments	284	8	8	1,068	2	1,370	2.37%	-
Sale of communication equipment	-	-	-	20,538	703	21,241	36.78%	-
Agricultural products	2,352	397	183	1,741	30	4,703	8.14%	-
Telecommunication services	2,230	-	671	18,385	3,807	25,093	43.45%	(589)
Total as of June 30, 2020	5,450	489	993	45,214	5,610	57,756	100.00%	(703)